Allowance for Loan Losses - Summary of Loans Deemed Impaired and Specific Reserves Allocated by Class (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable Impaired [Line Items]
Unpaid Principal Balance	$ 6,107	$ 6,627	$ 6,016
Recorded Investment With No Allowance	2,802	3,923	2,383
Recorded Investment With Allowance	2,767	2,166	3,095
Related Allowance	194	139	181
Average Recorded Investment	5,767	5,777	6,384
Interest Income	263	287	253
Real Estate - Commercial [Member]
Financing Receivable Impaired [Line Items]
Unpaid Principal Balance	1,593	1,671	620
Recorded Investment With No Allowance	1,305	1,552	498
Recorded Investment With Allowance	288	119	122
Related Allowance	9	9	9
Average Recorded Investment	1,650	887	1,121
Interest Income	72	64	42
Other Real Estate Construction [Member]
Financing Receivable Impaired [Line Items]
Unpaid Principal Balance	689	831	840
Recorded Investment With No Allowance	101	190	195
Recorded Investment With Allowance	50	103	107
Related Allowance	3	5	7
Average Recorded Investment	208	296	281
Interest Income	5	6	3
Real Estate 1 - 4 Family Construction [Member]
Financing Receivable Impaired [Line Items]
Unpaid Principal Balance		6	13
Recorded Investment With Allowance		6	13
Average Recorded Investment	3	9	16
Interest Income		1	1
Real Estate - Residential [Member]
Financing Receivable Impaired [Line Items]
Unpaid Principal Balance	3,701	3,994	4,343
Recorded Investment With No Allowance	1,319	2,072	1,507
Recorded Investment With Allowance	2,382	1,922	2,836
Related Allowance	171	123	163
Average Recorded Investment	3,762	4,434	4,798
Interest Income	179	201	200
Home Equity [Member]
Financing Receivable Impaired [Line Items]
Unpaid Principal Balance	35	35	28
Recorded Investment With No Allowance	22	35	28
Recorded Investment With Allowance	13
Related Allowance	1
Average Recorded Investment	66	49	50
Interest Income	1	1	1
Commercial Loan [Member]
Financing Receivable Impaired [Line Items]
Unpaid Principal Balance	44	29	97
Recorded Investment With No Allowance	10	13	80
Recorded Investment With Allowance	34	16	17
Related Allowance	10	2	2
Average Recorded Investment	25	31	81
Interest Income	2	8	4
Consumer Loans [Member]
Financing Receivable Impaired [Line Items]
Unpaid Principal Balance	45	61	75
Recorded Investment With No Allowance	45	61	75
Average Recorded Investment	53	71	37
Interest Income	$ 4	$ 6	$ 2